Organization and Nature of Operations (Details) - USD ($)	Sep. 21, 2018	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 18, 2018
Organization and Nature of Operations (Textual)
Stock repurchase program, number of shares authorized to be repurchased	6,495,000
Cancellation of common stock, shares (in Dollars)				$ 6,375,000
Stock repurchase program, remaining number of shares authorized to be repurchased				120,000
Business acquisition, equity interest issued or issuable, number of shares	13,421,752
Common stock, shares authorized		200,000,000	200,000,000
Preferred stock, shares authorized		10,000,000	10,000,000		10,000,000
Minimum [Member]
Organization and Nature of Operations (Textual)
Common stock, shares authorized					50,000,000
Maximum [Member]
Organization and Nature of Operations (Textual)
Common stock, shares authorized					200,000,000
Memory MD [Member]
Organization and Nature of Operations (Textual)
Equity method investment, ownership percentage	100.00%
Memory MD [Member] | Principal and Accrued Interest of Promissory Note Issued by Memory MD [Member] | Automatic Conversion At Closing [Member]
Organization and Nature of Operations (Textual)
Debt conversion, converted instrument, shares issued	4,083,252
Debt conversion, original debt, amount (in Dollars)	$ 1,507,000
Memory MD [Member] | Principal and Accrued Interest of Promissory Note Issued by Memory MD [Member] | Automatic Conversion Immediately Subsequent To Closing [Member]
Organization and Nature of Operations (Textual)
Debt conversion, converted instrument, shares issued	1,604,378
Debt conversion, original debt, amount (in Dollars)	$ 640,000